Financial Instruments - Disclosure of Financial Instruments at Fair Value through Profit or (Loss) (Detail) - BRL (R$) R$ in Thousands	Dec. 31, 2023	Dec. 31, 2022
Disclosure of financial assets [line items]
Current assets	R$ 1,168,355	R$ 1,243,764
Non-current assets	7,146	5,985
Private markets funds [member]
Disclosure of financial assets [line items]
Non-current assets	7,146	5,985
Mutual funds [Member]
Disclosure of financial assets [line items]
Current assets	R$ 1,168,355	R$ 1,243,764